VESSELS UNDER CAPITAL LEASE, NET (Tables)	12 Months Ended
Dec. 31, 2014
Leases, Capital [Abstract]
Schedule of book value of vessels
Movements in the three years ended December 31, 2014 may be summarized as follows:

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2011	2,073,779	(1,051,607)	1,022,172
Disposals	(110,625)	100,806
Impairment loss	(32,042)	—
Lease modification	9,115	—
Depreciation	—	(96,337)
Balance at December 31, 2012	1,940,227	(1,047,138)	893,089
Disposals	(159,016)	155,848
Impairment loss	(153,508)	49,784
Depreciation	—	(81,389)
Balance at December 31, 2013	1,627,703	(922,895)	704,808
Impairment loss	(204,260)	118,976
Additions	1,210	—
Depreciation	—	(70,389)
Balance at December 31, 2014	1,424,653	(874,308)	550,345

Schedule of future minimum lease payments for capital leases
The outstanding obligations under capital leases are payable as follows:

(in thousands of $)
Year ending December 31,
2015	82,402
2016	139,256
2017	102,451
2018	96,292
2019	87,690
Thereafter	330,064
Minimum lease payments	838,155
Less: imputed interest	(194,474)
Present value of obligations under capital leases	643,681

Summary of company activity with non consolidated lessor entities
The following table discloses information about the Company's activity with these non-consolidated lessor entities in the three year period ended December 31, 2014:

(in thousands of $)	2014	2013	2012
Repayments of principal obligations under capital leases	12,948	12,260	11,665
Contingent rental expense (income)	4,237	(7,761)	2,436
Interest expense for capital leases	4,429	5,389	6,301
Deferred lease obligation	—	—	3,795